Deposits (Tables)	12 Months Ended
Dec. 31, 2017
Deposits [Abstract]
Deposits

Deposits as of December 31, 2016 and 2017 are as follows:

	2016		2017
Demand deposits	~~W~~	93,632,192	102,928,642
Time deposits		126,325,628	129,483,260
Negotiable certificates of deposits		6,478,626	7,583,365
Note discount deposits		4,581,276	3,423,459
CMA(*)		2,473,048	4,197,146
Others		1,647,188	1,803,352

	~~W~~	235,137,958	249,419,224

(*)	CMA: Cash management account deposits